CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	¥ 347,255	¥ 177,220	¥ 91,676
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	61,653	61,340	61,424
Provision for credit losses	(1,060)	13,910	(4,047)
Stock-based compensation	38,578	35,577	35,216
(Gain) loss on investments in equity securities	(444)	(9,612)	1,426
Gain on investments in subsidiaries and affiliates	(205)	(968)	(23,889)
Equity in earnings of affiliates, net of dividends received	(34,605)	(31,070)	(34,127)
Loss on disposal of office buildings, land, equipment and facilities	2,344	2,670	344
Deferred income taxes	11,559	(312)	6,137
Changes in operating assets and liabilities:
Deposits with stock exchanges and other segregated cash	(144,542)	16,465	170,632
Trading assets and private equity and debt investments	(3,026,277)	(386,474)	(1,623,037)
Trading liabilities	574,231	(411,843)	467,257
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	1,108,828	290,843	(590,424)
Securities borrowed, net of securities loaned	526,233	(324,095)	834,438
Margin loans and receivables	(179,668)	(276,058)	472,811
Payables	(16,725)	709,839	(139,417)
Bonus accrual	26,496	26,480	(3,319)
Accrued income taxes, net	19,235	70,892	(42,603)
Other, net	8,503	167,836	(375,318)
Net cash provided by (used in) operating activities	(678,611)	132,640	(694,820)
Cash flows from investing activities:
Payments for placements of time deposits	(679,945)	(650,562)	(344,117)
Proceeds from redemption or maturity of time deposits	572,947	567,599	284,705
Payments for purchases of office buildings, land, equipment and facilities	(189,971)	(145,784)	(171,165)
Proceeds from sales of office buildings, land, equipment and facilities	131,078	111,954	63,648
Payments for purchases of equity investments	(10,712)	(14,716)	(4,471)
Proceeds from sales of equity investments	8,112	40,497	52,299
Net cash outflows from loans receivable at banks	(129,829)	(112,224)	(84,362)
Payments for purchases or origination of other non-trading loans	(5,939,225)	(4,286,507)	(4,702,061)
Proceeds from sales or repayments of other non-trading loans	5,530,064	3,606,974	4,486,651
Net cash outflows from interbank money market loans			(62)
Payments for purchases of available-for-sale debt securities	(113,702)
Proceeds from sales of available-for-sale debt securities	4,982
Payments for purchases of other non-trading debt securities	(179,032)	(112,438)	(45,910)
Proceeds from sales or maturity of other non-trading debt securities	131,200	135,690	205,468
Acquisitions, net of cash acquired		(457)
Divestures, net of cash disposed of	8,141		16,950
Payments for purchases of investments in affiliated companies	(19,007)	(29,778)	(25,119)
Proceeds from sales of investments in affiliated companies	10,098	900	43,299
Other, net	16,154	914	(8,978)
Net cash used in investing activities	(848,647)	(887,938)	(233,225)
Cash flows from financing activities:
Proceeds from issuances of long-term borrowings	4,334,376	3,064,698	2,208,422
Payments for repurchases or maturity of long-term borrowings	(3,313,452)	(2,101,758)	(1,115,171)
Proceeds from issuances of short-term borrowings	1,850,155	1,964,955	2,630,083
Payments for repurchases or maturity of short-term borrowings	(1,876,894)	(1,866,998)	(2,694,588)
Net cash inflows (outflows) from interbank money market borrowings	130,455	(88,288)	48,197
Net cash inflows (outflows) from other secured borrowings	(23,560)	57,311	(52,915)
Net cash inflows from deposits received at banks	785,385	107,532	328,867
Payments for withholding taxes on stock-based compensation	(20,583)	(12,669)	(9,060)
Proceeds from sales of common stock	1,412	953	4
Payments for repurchases of common stock	(59,006)	(61,029)	(24,728)
Payments for cash dividends	(112,541)	(60,164)	(57,262)
Contributions from noncontrolling interests	64,549	69,231	59,718
Distributions to noncontrolling interests	(80,599)	(60,924)	(37,630)
Net cash provided by financing activities	1,679,697	1,012,850	1,283,937
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	(26,020)	220,618	148,552
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	126,419	478,170	504,444
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	4,299,022	3,820,852	3,316,408
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	4,425,441	4,299,022	3,820,852
Cash paid during the year for—
Interest	2,879,779	2,514,801	1,098,815
Income tax payments, net	¥ 93,915	¥ 26,050	¥ 94,263